(18) PRIVATE PENSION PLAN (Details 8)	Dec. 31, 2018	Dec. 31, 2017
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	94.00%	94.00%
Total not quoted in an active market	6.00%	6.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	3.00%	3.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	1.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Other investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	1.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	77.00%	77.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	55.00%	53.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	3.00%	4.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	15.00%	17.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	15.00%	15.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	15.00%	15.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	3.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	3.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	97.00%	97.00%
Total not quoted in an active market	3.00%	3.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Other investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	0.00%	0.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	81.00%	80.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	53.00%	49.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	5.00%	7.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	4.00%	2.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	18.00%	22.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	14.00%	14.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	13.00%	14.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	3.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	96.00%	97.00%
Total not quoted in an active market	4.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Other investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	78.00%	79.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	68.00%	64.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	5.00%	9.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	3.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	18.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	18.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	96.00%	97.00%
Total not quoted in an active market	4.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Transactions with participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	2.00%	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Other investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total not quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	77.00%	78.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Federal Government Bonds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	67.00%	65.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Corporate Bonds (Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	5.00%	8.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Corporate Bonds (Non Financial Institutions) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	3.00%	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Multimarket Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	2.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Fixed Rate [Member] | Other Fixed Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Variable Income [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	18.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Variable Income [Member] | Investiment Funds - Shares [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	18.00%	18.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Equity Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Real Estate Funds [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	1.00%	1.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Structured Investments [Member] | Multimarket Fund [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total quoted in an active market	0.00%	0.00%